Average Annual Total Returns - First Trust BuyWrite Income ETF	First Trust BuyWrite Income ETF 1 Year	First Trust BuyWrite Income ETF 5 Years	First Trust BuyWrite Income ETF Since Inception	First Trust BuyWrite Income ETF Inception Date	First Trust BuyWrite Income ETF After tax on distributions 1 Year	First Trust BuyWrite Income ETF After tax on distributions 5 Years	First Trust BuyWrite Income ETF After tax on distributions Since Inception	First Trust BuyWrite Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust BuyWrite Income ETF After tax on distributions and sale of fund shares 5 Years	First Trust BuyWrite Income ETF After tax on distributions and sale of fund shares Since Inception	CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for fees, expenses or taxes) 1 Year		CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for fees, expenses or taxes) 5 Years		CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(6.54%)	4.98%	4.86%	Jan. 06, 2014	(8.39%)	3.03%	2.90%	(3.94%)	2.97%	2.86%	(2.75%)	[1]	5.33%	[1]	5.38%	[1]	18.40%	15.22%	13.13%

[1]	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index